Leases: - Supplemental cash flow information (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$ 18,641	$ 18,668
Operating cash outflow from finance leases	143	104
Financing cash outflow from finance leases	$ 836	$ 683	$ 235